MAINSTAY VP FUNDS TRUST

MainStay VP Winslow Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated February 28, 2022 (“Supplement”) to the Summary Prospectuses, Prospectus and Statement of Additional Information, each dated May 1, 2021, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus or Statement of Additional Information:

1. Effective February 28, 2022, Peter A. Dlugosch will join the portfolio management team for the Portfolio. Except for this change, the portfolio management team for the Portfolio will remain the same.

2. The table in the section entitled “Management” of the Prospectus and Summary Prospectus is amended to include the following:

Peter A. Dlugosch, Managing Director	Since February 2022

3. In the section of the Prospectus entitled “The Fund and its Management,” the subsection entitled “Portfolio Manager Biographies” is amended to include the following:

Peter A. Dlugosch

Mr. Dlugosch is a Managing Director, Portfolio Manager and Analyst of Winslow Capital and has been with the firm since 2013. He has managed the MainStay VP Winslow Large Cap Growth Portoflio since February 2022. Prior to joining Winslow Capital, he was an Executive Director, Institutional Equity Sales & Trading at UBS Investment Bank in Boston. Mr. Dlugosch earned his BS in Business Administration-Finance from Villanova University.

4. The SAI section entitled “Portfolio Managers” is amended as follows:

a. The table beginning on page 109 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Peter A. Dlugosch	MainStay VP Winslow Large Cap Growth Portfolio	0	2 Accounts $0	0	0	0	0

*The information presented for Mr. Dlugosch is as of December 30, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.